                           THE ASIA GROWTH PORTFOLIO

                              FINANCIAL STATEMENTS
                                 JUNE 30, 1995
                                  (UNAUDITED)

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (92.4%)
CHINA (1.8%)
Huaneng Power International Inc (Spon. ADR, Series N) (Utilities - Electric)                             35,000          $  643,125
Shanghai Tyre and Rubber Co. Ltd. (Tyre & Rubber)                                                     1,435,800             430,740
Shanghai Yaohua Pilkington Glass Co. Ltd. (Series B) (Building Materials)                               510,000             510,000
                                                                                                                         ----------
                                                                                                                          1,583,865
                                                                                                                         ----------
HONG KONG (34.3 %)
Pacific Basin Bulk Ship (Transportation - Marine)                                                        25,000             365,625
Cathay Pacific Airways (Transportation - Air)                                                           125,000             182,545
Cheung Kong Holdings Ltd. (Multi-Industry)                                                              690,000           3,415,312
China Light & Power Co. Ltd. (Utilities - Electric)                                                     350,000           1,800,253
Citic Pacific Ltd. (Multi-Industry)                                                                     833,000           2,093,857
Dao Heng Bank Group Ltd. (Banking & Finance)                                                             79,000             240,947
Dong Fang Electrical Machinery Co. (Electrical Equipment)                                               684,000             256,352
Hang Seng Bank (Banking & Finance)                                                                      112,000             853,990
Hong Kong Electric Holdings Ltd. (Utilities - Electric)                                                 700,000           2,379,229
Hong Kong Telecommunications Ltd. (Utilities - Telecom)                                               1,818,800           3,596,325
HSBC Holdings Public Ltd. Co. (Banking & Finance)                                                       169,303           2,171,589
Hung Hing Printing Group (Forest Products & Paper)                                                    1,028,000             224,524
Hutchison Whampoa Ltd. (Multi-Industry)                                                                 557,000           2,692,212
Johnson Electrical Holdings Ltd. (Electrical Equipment)                                                  71,000             143,141
Luoyang Glass Co. Ltd. (Building Materials)                                                             770,000             390,583
New World Development Co. Ltd. (Real Estate)                                                            514,000           1,710,499
Regal Hotels International (Hotels & Restaurants)                                                     1,000,000             197,731
Shanghai Haixin Co. Ltd. (Textiles)                                                                   2,280,000             465,559
Shangri-La Asia Ltd. (Real Estate)                                                                      280,000             332,911
Sing Tao Holdings (Publishing & Newspapers)                                                             672,000             369,097
Siu Fung Ceramics Holdings, Ltd. (Miscellaneous Manufacturing)                                        1,482,000             212,595
Sun Hung Kai Properties, Ltd. (Real Estate)                                                             389,000           2,878,111
Swire Pacific Ltd. (Financial Services)                                                                 123,500             941,676
Television Broadcasts Ltd. (Media & Leisure)                                                            186,000             653,829
Vincent Intertrans Ltd. (Marine Transportation)                                                       2,710,000             203,133
Wharf (Holdings) Ltd. (Real Estate)                                                                     390,000           1,272,649
World Houseware Holdings Ltd. (Household Products)                                                      352,800              80,702
Yizheng Chemical Fibre Co. Ltd. (Textiles)                                                            1,987,000             693,337
                                                                                                                         ----------
                                                                                                                         30,818,313
                                                                                                                         ----------
INDONESIA (6.7%)
Astra International (Multi-Industry)                                                                    215,500             382,229
Bank Rama (Banking & Finance)                                                                           168,000             107,499
Bank Tiara Asia (Banking & Finance)                                                                      85,000              93,511
Central Proteina Prima (Food & Beverages)                                                               125,500             147,929
Chareon Pokphand (Banking & Finance)                                                                    150,500             327,762
Fajar Surya Wisea (Forest Products & Paper)                                                             180,000             165,694
Indocement Tunggas Perkasa (Building Materials)                                                          60,000             235,743

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       1

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------


INDONESIA (CONTINUED)
Indosat ( ADS represents 10 Series B shares) (Utilities - Telecom)                                       26,000          $  994,500
International Nickel Indonesia (Mining)                                                                 210,000             424,338
Japfa Comfeed Indonesia (Food & Beverages)                                                              351,500             244,645
Kalbe Farma (Pharmaceuticals)                                                                            86,000             393,893
Pabris Kertas Tjiwi Kimia (Forest Products & Paper)                                                      67,000             134,632
Pan Indonesia Bank (Banking & Finance)                                                                  169,000             201,100
Bank Niaga (Banking & Finance)                                                                           60,000             181,522
Hanjaya Mandala Sampoerna (Tobacco)                                                                      77,000             605,074
Putra Surya Perkasa  (Real Estate)                                                                      468,000             330,983
Sekar Bumi (Agriculture)                                                                                170,000             240,458
Semen Gresik (Building Materials)                                                                        38,000             255,097
Tigaraksa Satria (Distribution & Wholesale)                                                              75,000             262,685
United Tractors (Machine Construction & Mining)                                                         140,000             298,608
                                                                                                                         ----------
                                                                                                                          6,027,903
                                                                                                                         ----------
MALAYSIA (18.9%)
Aokam Perdana Berhad (Forest Products & Paper)                                                           81,000             201,005
Arab Malaysian Finance Berhad (Financial Services)                                                       86,000             347,457
Carlsberg Brewery Malaysia Berhad (Brewery)                                                              55,000             259,434
CI Holdings Berhad (Building Materials)                                                                  57,000             236,136
Edaran Otomobil Nasional Berhad (Retail Automobiles)                                                     57,000             556,440
Ekovest Berhad (Engineering & Construction)                                                              80,000             265,792
Hong Leong Industries Berhad (Building Materials)                                                        30,000             187,039
IJM Corporation Berhad (Engineering & Construction)                                                      94,000             373,995
Island & Peninsular Berhad (Real Estate)                                                                213,000             594,094
Land & General Berhad (Forest Products & Paper)                                                             500               1,671
Leader Universal Holdings Berhad (Electrical Equipment)                                                 125,000             446,062
Malayan Banking Berhad (Banking & Finance)                                                              100,000             791,632
Malaysian International Shipping Corp. Berhad (Transportation - Marine)                                 140,000             410,582
Malaysian Oxygen Berhad (Chemicals)                                                                     241,500             931,132
Maruichi Malaysian Steel Tube Berhad (Metal Fabrication)                                                118,000             438,023
Matsushita Electric Co. (Utilities - Electric)                                                           25,000             195,857
Negara Properties (Malaysia) Berhad (Agriculture)                                                        48,000             198,852
Nestle (Malaysia) Berhad (Food & Beverages)                                                             108,000             828,384
New Straits Times Press (Publishing & Newspapers)                                                       205,000             634,844
Perusahaan Otomobil Nasional Berhad (Automobiles & Trucks)                                              107,000             386,218
Public Bank Berhad (Banking & Finance)                                                                  563,000           1,258,552
Rashid Hussain Berhad (Financial Services)                                                              186,000             595,078
Resorts World Berhad (Entertainment)                                                                    116,000             680,394
Rothmans of Pall Mall (Malaysia) Berhad (Tobacco)                                                        72,000             561,116
Shell Refinery (Malaysia) Berhad (International Oil & Gas)                                               75,000             249,180
Sime Darby Berhad (Multi-Industry)                                                                      753,600           2,101,920

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       2

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------


MALAYSIA (CONTINUED)
Sime U.E.P. Properties Berhad (Real Estate)                                                             431,000          $  892,760
Tanjong Public Ltd. Co. (Entertainment)                                                                 280,000             964,725
Technology Resources Industries Berhad (Multi-Industry)                                                 174,000             499,590
Tenaga Nasional Berhad (Utilities - Electric)                                                           153,000             624,426
Tractors Malaysia Holdings Berhad (Electronics)                                                         178,000             267,219
                                                                                                                         ----------
                                                                                                                         16,979,608
                                                                                                                         ----------
PHILIPPINES (2.5%)
Aboitiz Equity Ventures Inca (GDS represents 100 ordinary shares) (Banking & Finance)                     1,590              28,223
SM Prime Holdings (GDS represents 50 ordinary shares) (Real Estate)                                      21,320             266,500
House of Investments, Inc. (Multi-Industry)                                                             164,000             202,271
Aboitiz Equity Ventures Inca (Banking & Finance)                                                      1,292,000             263,054
Manila Electric Company (Utilities - Electric)                                                           27,000             216,719
Petron Corp. (Domestic Oil & Gas)                                                                       881,250             577,954
Philippine National Bank (Banking & Finance)                                                             21,628             251,931
Picop Resources (Metals, Materials & Paper)                                                             400,000             160,533
Steniel Manufacturing Corp. (Metals, Materials & Paper)                                               1,510,000             236,492
                                                                                                                         ----------
                                                                                                                          2,203,676
                                                                                                                         ----------
SINGAPORE (7.5%)
Acma Ltd. (Distribution & Wholesale)                                                                     98,000             311,356
Comfort Group Ltd. (Multi-Industry)                                                                     409,000             321,932
Creative Technology Ltd. (Computer Software)                                                             14,200             133,109
Cycle & Carriage Ltd. (Retail Automobiles)                                                               29,000             259,392
DBS Land Ltd. (Real Estate)                                                                              95,000             297,746
Development Bank Singapore (Banking & Finance)                                                           69,000             785,045
Fraser & Neave Ltd. (Food & Beverages)                                                                   25,000             288,014
Jardine Matheson (Multi-Industry)                                                                        32,400             238,140
Jurong Shipyard Ltd. (Transportation - Marine)                                                           32,000             228,980
NatSteel Ltd. (Iron & Steel)                                                                            102,500             214,168
Overseas Chinese Bank (Banking & Finance)                                                                34,000             377,102
Pentex Schweizer Circuits Ltd. (Electrical Equipment)                                                   167,000             238,998
Sembawang Corp. Ltd. (Transportation - Marine)                                                           74,000             450,089
Sembawang Maritime Ltd. (Transportation - Marine)                                                        58,000             240,716
Singapore Airlines Ltd. (Transportsation - Air)                                                         136,000           1,255,385
Singapore Press Holdings (Publishing & Newspapaers)                                                      18,000             269,195
United Overseas Bank Ltd. (Banking & Finance)                                                            88,310             834,127
                                                                                                                         ----------
                                                                                                                          6,743,494
                                                                                                                         ----------
SOUTH KOREA (4.2%)
Hansol Paper Co ( GDS represents 1/2 share) (Paper)                                                      14,937             287,537
Hyundai Motor Co. Ltd. (GDR represents 1/2 non-voting shares) (Automobiles & Trucks)                     15,100             305,775
Korea Electric Power Corp. (Spon. ADR represents 1/2 non-voting shares) (Utilities - Electric)           38,000             859,750
LG Electronics (GDS represents 1/2 non-voting shares) (Electronics)                                      45,000             528,750

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       3

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------

SOUTH KOREA (CONTINUED)
Pohang Iron & Steel Ltd. (ADS represents 1/4 ordinary shares) (Iron & Steel)                             19,900          $  587,050
President Enterprise (GDS represents 10 common shares) (Food & Beverages)                                17,298             272,444
Samsung Electronics (GDS represents 1/2 voting common shares) (Electronics)                                 595              32,130
Samsung Electronics (GDS represents 1/2 non-voting common shares) (Electronics)                          17,374             938,196
                                                                                                                         ----------
                                                                                                                          3,811,632
                                                                                                                         ----------

TAIWAN (3.9%)
Asia Cement Corp. (GDS represents common shares) (Building Materials)                                    38,835             815,535
China Steel Corp. ( GDS represents 20 shares) (Iron & Steel)                                             37,000             758,500
Hocheng Group Corp. (GDS represents 5 ordinary shares) (Containers & Glass)                              17,000             204,000
Microelectronics Technology Inc. (GDS represents 5 ordinary shares) (Telecom Equipment)                  46,000             322,000
Tuntex Distinct (represents 1 GDS and 10 shares) (Textiles)                                              70,000             665,000
Yageo Corp. ( GDR represents 5 ordinary shares) (Electronics)                                            56,576             820,352
                                                                                                                         ----------
                                                                                                                          3,585,387
                                                                                                                         ----------
THAILAND (12.6%)
Advanced Info Service Public Co. (Electronics)                                                           29,700             440,356
Advanced Info Service Public Co. (Utilities - Telecom)                                                   51,200             750,837
Bangkok Bank Co. ltd. (Banking & Finance)                                                               150,200           1,655,029
Bangkok Expressway Public Co. (Transport & Trade Services)                                              100,000             166,093
Banpu Public Co. Ltd. (Mining)                                                                           10,700             253,142
Charoong Thai Wireless & Cable Co. Ltd. (Telecom Equipment)                                              76,000             170,873
Finance One Co. Ltd. (Financial Services)                                                                59,500             438,687
Inoue Rubber (Thailand) Co. (Tire And Rubber)                                                             2,200              14,705
International Cosmetics Public Co.Ltd. (Cosmetics & Toiletries)                                           5,800              86,935
Jasmine Intl Public Co. (Telecom Services)                                                              137,000             926,838
KCE Electronics Co. Ltd. (Electronics)                                                                   22,100              77,889
Krung Thai Bank (Banking & Finance)                                                                      92,000             372,696
Land & House Co. Ltd. (Real Estate)                                                                      18,000             379,178
MDX Co. Ltd. (Real Estate)                                                                               55,700             129,745
Modernform Group Public Co. Ltd. (Household Products)                                                    75,000             131,406
Phatra Thanakit Co. Ltd. (Financial Services)                                                            36,000             300,425
Pizza Public Co (Thailand) Ltd. (Restaurants)                                                            87,700             191,849
Saha-Union Corp. Ltd. (Textiles)                                                                        200,000             322,058
Siam Cement Public Co. Ltd. (Building Materials)                                                         13,000             829,978
Siam Commercial Bank Co. Ltd. (Banking & Finance)                                                        40,000             382,418
Swedish Motors Public Co. Ltd. (Automobiles & Auto Parts)                                                90,000             360,948
TelecomAsia Corp. (Utilities - Telecom)                                                                 438,000           1,623,537
Thai Farmers Bank Ltd. (Banking & Finance)                                                               79,600             761,013
Thai Petrochemical Industry Public Co. Ltd. (Chemicals)                                                  20,000              36,459
Tipco Asphalt Co. Ltd. (Building Materials)                                                              58,900             264,853
United Communication Industry (Utilities - Telecom)                                                      20,200             294,592
                                                                                                                         ----------
                                                                                                                         11,362,540
                                                                                                                         ----------
Total Common Stocks (cost $77,798,969)                                                                                   83,116,417
                                                                                                                         ----------

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       4

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (0.7%)
PHILIPPINES (0.7%)
Philippine Long Distance Telephone Co. (GDS represents 1 Series 2 Cnv Pfd ) (Utilities - Telecom)        15,900          $  647,925
                                                                                                                         ----------
Total Preferred Stocks (cost $532,650)                                                                                      647,925
                                                                                                                         ----------
CONVERTIBLE BONDS (2.2%)                                                                           PRINCIPAL
                                                                                                     AMOUNT
                                                                                                   ----------
MALAYSIA (0.9%)
Land & General Berhad (4.5% Cnv Bds, due 7/26/04) (Multi-Industry)                                 $    200,000             270,000
Telekom Malaysia Berhad ( 4% Cnv Bds, due 10/3/04) (Utilities -Telecom)                                 575,000             557,750
                                                                                                                         ----------
                                                                                                                            827,750
                                                                                                                         ----------
PHILIPPINES (0.3%)
JG Summit (Cayman) Ltd. (3.5% Cnv Bds, due 12/23/03) (Multi-Industry)                                   356,000             253,650
                                                                                                                         ----------

SOUTH KOREA (0.4%)
Ssangyong Oil Refinery (3.75% Cnv Bds, due 12/31/08) (Domestic Oil & Gas)                               305,000             328,638
                                                                                                                         ----------

TAIWAN (0.6%)
Acer Inc. (4% Cnv Bds, due 6/10/01) (Technology)                                                         90,000             265,275
U-Ming Marine Transport Corp. (1 1/2% Cnv Bds, due 2/7/01) (Transportation - Marine)                    240,000             247,050
                                                                                                                         ----------
                                                                                                                            512,325
                                                                                                                         ----------
Total Convertible Bonds (cost $1,843,693)                                                                                 1,922,363
                                                                                                                         ----------
RIGHTS & WARRANTS * (0.6 %)                                                                           WARRANTS
                                                                                                      ---------
CHINA (0.0 %)
Guangdong Development Fund (Warrants) (Banking & Finance)                                                60,000              10,200
                                                                                                                         ----------
HONG KONG (0.0%)
Pacific Basin Bulk Ship (Warrants) (Transportation - Marine)                                             25,000              17,969
                                                                                                                         ----------
INDONESIA (0.0%)
Indorama Synthetic (Rights shares) (Textiles)                                                             5,750               3,486
Pan Indonesia Bank (Rights shares) (Banking & Finance)                                                   39,125                   0
                                                                                                                         ----------
                                                                                                                              3,486
                                                                                                                         ----------
SINGAPORE (0.6%)
United Overseas Land Ltd. (Warrants Expire 6/9/97) (Real Estate)                                        520,000             480,000
                                                                                                                         ----------
Total Rights & Warrants (cost $395,955)                                                                                     511,654
                                                                                                                         ----------

UNIT TRUSTS (1.4%)
CHINA (0.2%)
Guangdong Development Fund                                                                              300,000             180,000
                                                                                                                         ----------
SOUTH KOREA (1.2%)
Korea Asia Fund Ltd. (ADR represents 500 shares)                                                             98             980,000
Korea Europe Fund Ltd.                                                                                   17,500             129,063

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       5

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

----------------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                                                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,109,063
                                                                                                                         ----------
Total Unit Trusts (cost $1,249,563)                                                                                       1,289,063
                                                                                                                         ----------
SHORT TERM INVESTMENTS (3.4%)                                                                       PRINCIPAL
                                                                                                      AMOUNT
                                                                                                    ----------
Time Deposit (3.4%)
State Street Cayman Islands 5.125% dated 6/30/95 due 7/3/95, proceeds at matu$                      $ 3,080,000         $ 3,080,000
                                                                                                                         ----------
Total Short Term Investments (cost $3,080,000)                                                                            3,080,000
                                                                                                                         ----------
Total Investments (cost $ 84,900,830) (100.7%)                                                                           90,567,422
Other assets net of liabilities (.7%)                                                                                      (657,304)
                                                                                                                         ----------
Total  Net Assets (100.0%)                                                                                             $  89,910,118
                                                                                                                         ----------
                                                                                                                         ----------


* - Non-income producing securities.
ADR - American Depositary Receipt.
ADS - American Depositary Shares.
Spon. ADR - Sponsored ADR.
GDR - Global Depositary Receipt.
GDS - Global Depositary Shares.
144A - Securities restricted for resale to Qualified Institutional Buyers.


   The Accompanying Notes are an Integral Part of these Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1995
------------------------------------------------------------------------------

ASSETS:
    Investments at Value (Cost $ 81,820,830)                        $87,487,422
    Foreign Currency, at Value (Cost $ 252,401)                         252,229
    Short Term Investments  (Cost $3,080,000)                         3,080,000
    Cash                                                                250,328
    Unrealized Appreciation on Open Foreign Currency Contracts               21
    Receivable for Investments Sold                                   1,573,850
    Dividends and Interest Receivable                                   232,158
    Deferred Organization Expense                                        31,428
                                                                    -----------
          Total Assets                                               92,907,436
                                                                    -----------

LIABILITIES:
    Payable for Investments Purchased                                 2,882,347
    Unrealized Depreciation on Open Foreign Currency Contracts              663
    Advisory Fee Payable                                                 53,329
    Financial and Fund Accounting Services Fee Payable                   11,201
    Custody Fee Payable                                                   1,046
    Fund Services Fee Payable                                               533
    Administration Fee Payable                                              451
    Tax Withholding Liability                                            25,051
    Accrued Expenses                                                     16,946
    Organization Expense Payable                                          5,750
                                                                    -----------
        Total Liabilities                                             2,997,318
                                                                    -----------

NET ASSETS:
    Applicable to Investors' Beneficial Interests                   $89,910,118
                                                                    -----------
                                                                    -----------


   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       7

THE ASIA GROWTH PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1995
------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C):
    Dividends (Net of $60,075 Foreign
       Withholding Taxes)                               $  725,764
    Interest                                                69,396
                                                          --------
         Investment Income                                           $  795,160

EXPENSES:
    Advisory Fee                                           166,013
    Custodian Fees and Expenses                             64,330
    Financial and Fund Accounting Services Fees             11,201
    Professional Fees                                       15,791
    Fund Services Fee                                        1,340
    Administration Fee                                       1,312
    Trustees' Fees and  Expenses                               928
    Insurance Expense                                          110
    Amortization of Organization Expense                     1,572
    Miscellaneous                                            1,785
                                                          --------
         Total Expenses                                                 264,382
                                                                       --------


NET INVESTMENT INCOME                                                   530,777
NET REALIZED GAIN (LOSS) ON:
    Investment Transactions                              1,168,937
    Foreign Currency Transactions                           (7,183)
                                                         ----------

         Net Realized Gain                                            1,161,754

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Investments                                          5,666,592
    Foreign Currency Contracts and Translations             (1,218)
                                                         ----------
       Change in Unrealized Appreciation                              5,665,374
                                                                      ----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $7,357,906
                                                                      ----------
                                                                      ----------

   The Accompanying Notes are an Integral Part of these Financial Statements.
                                       8

THE ASIA GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1995
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net Investment Income                                          $    530,777
    Net Realized Gain (Loss) on Investments and Foreign Currency
      Transactions                                                    1,161,754
    Net Change in Unrealized Appreciation (Depreciation) of
      Investments and Foreign Currency Translations                   5,665,374
                                                                     ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations   7,357,906
                                                                     ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                    89,583,416
    Withdrawals                                                      (7,031,403)
                                                                     ----------
        Net Increase from Investors' Transactions                    82,552,013
                                                                     ----------

    Total Increase in Net Assets                                     89,909,918

NET ASSETS:
    Beginning of Period                                                     200

    End of Period                                                  $89,910,118
                                                                     ----------



------------------------------------------------------------------------------
SUPPLEMENTARY DATA: (UNAUDITED)
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1995
------------------------------------------------------------------------------

RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
    Expenses                                                              1.32%
    Net Investment Income                                                 2.66%
    Portfolio Turnover (Not Annualized)                                  29.74%


   The Accompanying Notes are an Integral Part of these Financial Statements.

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Asia Growth Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994 and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, non-diversified, open-end management investment company. The Portfolio commenced operations on April 5, 1995 and received a contribution of certain assets and liabilities, including securities, with a cost and value of $81,444,712 on that date from the JPM Asia Growth, Ltd. in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

       The following is a summary of the significant accounting policies of the Portfolio:

     a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

               Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

     b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

               Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

     d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

              The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign forward and spot currency contract translations.

     Summary of Open Contracts

                                                               U.S. DOLLAR  NET UNREALIZED
                                                                VALUE AT     APPRECIATION
FOREIGN CURRENCY SALE CONTRACTS                      PROCEEDS    6/30/95    (DEPRECIATION)
                                                     --------  -----------  --------------
Indonesian Rupiah, 33,422,625, expiring 7/3/95       $ 14,984   $ 15,008        $ (24)

FOREIGN CURRENCY PURCHASE CONTRACTS                    COST
                                                     --------
Indonesian Rupiah, 34,013,625, expiring 7/3/95         15,266   $ 15,287        $  21
Malaysian Ringgit, 297,562, expiring 7/3/95           122,067   $122,052        $ (15)
Malaysian Ringgit, 341,510, expiring 7/3/95           140,078   $140,078            0
Malaysian Ringgit, 2,057,773 expiring 7/7/95          844,635   $844,012        $(624)
                                                                                ------
                                                                                $(642)
                                                                                ------

     e) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

     f) The Portfolio incurred organization expenses in the amount of $33,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

     g) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a market-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.800% of the Portfolio's average daily net assets. For the period ended June 30, 1995 such fees amounted to $166,013.

     b)  The Portfolio has retained Signature Broker - Dealer
         Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's
         officers affiliated with Signature.   The agreement provides for
         a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the period ended June 30, 1995, such expenses amounted to $1,312.

     c)  The Portfolio has entered into a Financial and Fund
         Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for assisting in certain aspects of the administration and operation of the
         Portfolio. The services agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses of the Portfolio, excluding the advisory fee, custody expenses, fund services fee, brokerage costs,
         and the amortization of organization expenses exceed the expense limit of 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, 0.05% of the next
         $200 million of average daily net assets and 0.03% of average daily net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreements. For the period ended
         June 30, 1995, this fee amounted to $11,210.   Effective
         September 1, 1995 the Services Agreement will be terminated. The oversight services that were provided under the Services Agreement will continue to be provided by Morgan without any fee to the Fund until such time as a new agreement is put into place.

     d)  The Portfolio has a Fund Services Agreement with Pierpont
         Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's fee for its reasonable costs in performing its services amounted to $1,340 for the period ended June 30, 1995.

     e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and their corresponding portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $157.

3.  INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the period ended June 30, 1995 were as follows:

            Cost                                       Proceeds
       of  Purchases                                  from Sales
       -------------                                  -----------
        $28,231,715                                   $24,839,368
       -------------                                  -----------


                         THE EUROPEAN EQUITY PORTFOLIO

                             Financial Statements
                                 June 30, 1995
                                   (unaudited)

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS (93.4%)
AUSTRIA (1.3%)
Bohler Uddeholm (Iron/Steel)                                               5,000     $    345,996
Creditanstalt Bankverein (Banks)                                          13,800          813,265
Oestereichische El Wirtsch, Class A (Electric Utilities)                   9,300          681,745
OMV AG (Energy Sources)                                                    8,126          936,910
Va Technologie AG (Industrial Machinery)                                   7,700          963,686
Wienerberger Baustoff (Construction Materials)                             1,137          436,589
                                                                                   --------------
                                                                                        4,178,191
                                                                                   --------------
BELGIUM (3.6%)
Arbed SA (Steel)                                                           4,090          596,692
Banque Bruxelles Lambert NPV (Banks)                                      14,660        2,445,395
Electrabel NPV (Electric Utilities)                                        4,300          908,493
Fortis AG (Insurance)                                                      7,564          813,676
GIB Holdings LTD. (Retail Trade)                                          16,250          771,198
Glaverbel (Building Materials)                                             6,500          855,744
Groupe Bruxelles Lambert NPV (Multi-Industry)                              4,270          584,675
Petrofina SA (Energy Sources)                                              2,590          782,117
Solvay SA (Chemicals)                                                      2,060        1,129,719
Tractebel Capital NPV (Multi-Industry)                                     5,970        2,166,922
                                                                                   --------------
                                                                                       11,054,631
                                                                                   --------------
DENMARK (2.5%)
Carlsberg, Series B (Food & Beverages)                                     7,600          354,634
Danisco AS (Food & Beverages)                                             22,000          941,024
Danske Luftfartselskab (Transportation)                                    9,600          725,266
Den Danske Bank (Banks)                                                   18,200        1,142,450
International Service System, Series B (Multi-Industry)                   31,450          821,118
Novo Nordisk AS, Series B (Health Care & Personal Care)                   10,000        1,066,568
Sophus Berendsen, Class B (Multi-Industry)                                10,890        1,026,388
Teledanmark AS, Series B (Telecommunications)                             28,600        1,591,390
                                                                                   --------------
                                                                                        7,668,838
                                                                                   --------------
FRANCE (16.2%)
Air Liquide (Chemicals)                                                   11,845        1,892,251
Alcatel Alsthom (Electrical Equipment)                                    29,199        2,629,011
Alcatel Cable (Industrial Machinery)                                       4,300          261,476
Axa (Multi-Industry)                                                      26,478        1,429,975
Banque Nationale de Paris (Banks)                                         17,560          846,998
BIC (Manufacturing)                                                        4,000          659,617
Bouygues (Engineering & Construction)                                      8,525        1,020,969
Carrefour Supermarkets (Retail)                                            4,385        2,246,145
Christian Dior SA (Apparel & Textiles)                                    15,975        1,406,741
Compagnie Financiere de Cic Union Europ Certe De Invest (Banks)           13,070          840,566
Compagnie Financiere de Paribas, Class A (Banks)                          48,331        2,905,060

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Compagnie Financiere de St. Gobain (Glass & Packaging)                     8,910     $  1,076,260
Compagnie Generale de Eaux (Utilities)                                    23,648        2,632,268
Credit Local De France (Banks)                                            10,600          983,242
Eridania Beghin-Say (Household Products)                                   5,690          877,315
Groupe Danone  (Food & Beverages)                                         19,426        3,267,499
Groupe De La Cite (Broadcasting)                                           1,810          320,862
Imetal (Non-Ferrous Metals)                                                4,874          572,667
Lagardere Groupe (Publishing)                                             41,850          866,969
Legrand (Electrical Equipment)                                             6,200          984,066
LVMH Moet Hennessy (Beverages)                                             3,554          639,549
Lyonnaise des Eaux SA (Multi-Industry)                                     6,200          586,350
Peugeot SA (Automobiles)                                                   8,830        1,224,948
Pinault Printemps Redoute SA (Retail)                                      3,450          739,596
Promodes (Retail)                                                          7,400        1,685,528
Renault SA (Automobiles)                                                  21,400          670,501
Rhone Poulenc SA, Class A (Chemicals)                                     53,020        1,194,543
Roussel Uclaf (Health & Personal Care)                                     7,785        1,214,776
Sanofi (Health & Personal Care)                                           28,000        1,549,688
SEITA (Tobacco)                                                           28,500          856,533
SGS - Thomson Microelectronics NV (Electronics)                           23,600          948,612
Societe Generale (Banks)                                                  17,265        2,017,862
Societe Nationale Elf Aquitaine (Energy Sources)                          24,604        1,818,179
Sommer-Allibert (Construction Materials)                                   1,665          612,624
Synthelabo (Health & Personal Care)                                       24,710        1,402,235
Television Francaise  (Broadcasting)                                       9,830          967,540
Total, Class B (Energy Sources)                                           59,865        3,603,277
Ugine SA (Iron/Steel)                                                      8,000          562,324
                                                                                   --------------
                                                                                       50,014,622
                                                                                   --------------
GERMANY (12.5%)
Allianz AG Holding (Insurance)                                             1,826        3,258,781
Allianz AG Holding (Insurance)                                             1,826          136,003
Ava Allgemeine Handels-Der Verbr (Merchandising)                           2,476          966,838
Bankgesellschaft Berlin AG (Banks)                                         2,150          569,022
Bayer AG (Chemicals)                                                       8,544        2,125,342
Bayerische Vereinsbank (Banks)                                             2,525          765,954
Bilfinger & Berger Bau AG (Construction & Housing)                           670          309,346
CKAG Colonia Konzern AG (Insurance)                                          705          635,718
Continental AG (Industrial Machinery)                                      4,400          638,889
Daimler-Benz AG (Automobiles)                                              3,070        1,409,683
Deutsche Bank AG (Banks)                                                  67,450        3,277,634
Deutsche Pfandbrief & Hypotheken Bank (Banks)                              2,200        1,118,374
Deutsche Pfandbrief & Hypotheken Bank (Banks)                                440          220,811

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
Heidelberg Zement (Construction Materials)                                 1,250     $  1,066,599
Hoechst AG (Chemicals)                                                     5,000        1,080,338
Karstadt AG (Merchandising)                                                1,000          438,933
Lufthansa AG (Transportation)                                              3,200          462,796
Man AG (Industrial Machinery)                                              4,600        1,185,841
Mannesmann AG (Industrial Machinery)                                       3,280        1,002,097
Munchener Ruckversicherungs (Insurance)                                    1,540        3,374,214
Preussag AG (Multi-Industry)                                               2,100          627,160
Rheinisch Westfalisches Elektrizitaetswerk AG (Electric Utilities)         1,600          555,933
SAP AG (Business Services)                                                 1,250        1,658,652
Schering AG (Health & Personal Care)                                      12,470          871,069
Siemens AG (Electrical Equipment)                                          7,182        3,565,293
SKW Trostberg AG (Chemicals)                                              21,000          440,379
Thyssen AG (Steel)                                                         5,500        1,024,116
Veba AG (Electric Utilities)                                               9,845        3,869,230
Volkswagen AG (Automobiles)                                                7,076        2,044,155
                                                                                   --------------
                                                                                       38,699,200
                                                                                   --------------
IRELAND (0.3%)
Allied Irish Banks (Banks)                                               122,300          578,473
Cement Roadstone Holdings (Construction Materials)                        46,300          309,930
Cement Roadstone Holdings (Construction Materials)                        24,500          165,814
                                                                                   --------------
                                                                                        1,054,217
                                                                                   --------------
ITALY (1.7%)
Arnoldo Mondadori Editore SPA (Media & Leisure)                           75,000          479,450
Assicurazioni Generali SPA (Insurance)                                    48,000        1,127,945
Banco Ambrosiano Veneto Di Risp (Banks)                                  189,800          257,513
Fiat SPA (Automobiles)                                                   225,000          793,430
Istituto Mobiliare Italiano (Banks)                                       43,000          263,059
Istituto Nazionale Delle Assicurazioni (Insurance)                       206,000          276,975
Montedison SPA (Multi-Industry)                                          621,000          444,425
Sirti SPA (Construction & Housing)                                        55,000          406,723
Telecom Italia SPA (Telecommunications)                                  276,000          748,089
Telecom Italia SPA (Telecommunications)                                  195,000          412,345
                                                                                   --------------
                                                                                        5,209,954
                                                                                   --------------
NETHERLANDS (6.2%)
ABN Amro Holdings NV (Banks)                                              15,573          601,010
Ahold NV (Retail)                                                         18,500          662,633
Akzo Nobel NV (Chemicals)                                                  3,400          406,376
Dutch States Mines NV (Mining)                                             9,000          775,411
Elsevier NV (Publishing)                                                  88,920        1,050,168
Heineken NV (Beverages)                                                    3,791          573,727
Internationale Nederlanden Groep (Insurance)                              32,400        1,791,985

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Koninklijke KNP NV (Paper)                                                23,000     $    691,707
Koninklijke PTT Nederland (Telecommunications)                            49,000        1,761,407
Moeara Enim Petroleum  (Energy Sources)                                    1,000        1,077,767
Philips Electronics (Household Products)                                  39,570        1,675,245
Royal Dutch Petroleum (Energy Sources)                                    45,000        5,494,676
Unilever NV (Household Products)                                          18,699        2,432,861
                                                                                   --------------
                                                                                       18,994,973
                                                                                   --------------
NORWAY (3.3%)
Aker AS, Series B (Multi-Industry)                                        50,000          628,905
Hafslund Nycomed, Series B (Health & Personal Care)                       50,000        1,156,374
Kvaerner AS, Series B (Engineering & Construction)                        30,000        1,314,615
Norsk Hydro AS (Energy Sources)                                          115,000        4,824,718
Norske Skogsindustrier, Series B (Paper)                                  25,000          831,778
Orkla AS, A Free (Multi-Industry)                                          3,400          152,301
Orkla AS, B Free (Food & Beverages)                                       30,000        1,270,794
                                                                                   --------------
                                                                                       10,179,485
                                                                                   --------------
PORTUGAL (1.1%)
Banco Commercial Portugues (Banks)                                        40,300          533,293
Banco Espirito Santo e Com de Lisboa (Banks)                              36,300          606,406
Cimpor Cimentos de Portugal (Construction Materials)                      29,100          473,397
Cimpor Cimentos de Portugal (Construction Materials)                       5,820           89,906
Empresa Fabril de Maquinas Electricas (Capital Goods)                     21,400          254,518
Modelo Continente SGPS (Retail)                                            4,900          452,153
Portucel Industrial SA (Containers & Glass)                               40,000          285,714
Portugal Telecom SA (Telecommunication Services)                          40,000          760,000
                                                                                   --------------
                                                                                        3,455,387
                                                                                   --------------
SPAIN (2.1%)
Acerinox SA (Iron/Steel)                                                   3,685          452,392
Banco Bilbao Vizcaya (Banks)                                              13,200          380,879
Banco Intercontinental Espanol  (Banks)                                    5,000          449,948
Banco Pastor (Banks)                                                       7,500          362,229
Banco Popular Espanol (Banks)                                              4,736          703,802
Empresa Nacional de Electric (Electric Utilities)                         12,400          612,194
Fomento de Construcciones y Contra (Construction & Housing)                4,520          384,363
Fuerzas Electric de Cataluna SA, Series A (Electric Utilities)            56,400          327,807
Hidroelectrica del Cantabrico SA (Electric Utilities)                      8,990          274,617
Iberdrola SA (Electric Utilities)                                        128,000          963,765
Repsol SA (Energy Sources)                                                28,670          901,818
Telefonica de Espana (Telecommunications)                                 56,475          727,356
                                                                                   --------------
                                                                                        6,541,170
                                                                                   --------------

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
SWITZERLAND (11.0%)
Baer Holdings AG (Banks)                                                     600     $    703,430
BBC AG Brown Boveri & Cie (Electrical Equipment)                             830          859,192
Bil GT Gruppe AG (Banks)                                                   1,800        1,011,376
Ciba Geigy AG (Chemicals)                                                  6,277        4,600,771
Compagnie Financiere Richemont AG, Series A (Insurance)                      960        1,183,847
CS Holding (Banks)                                                        24,275        2,224,066
Fischer (Georg) AG (Industrial Machinery)                                    910        1,224,924
Holderbank Financiere Glarus (Financial Services)                          1,227        1,006,960
Nestle SA (Food & Beverages)                                               4,240        4,414,902
Roche Holdings Genusscheine AG (Health & Personal Care)                      627        4,040,243
Sandoz AG (Health Personal Care)                                           7,170        4,943,969
Schweiz Ruckversicherungs Gesell (Insurance)                               2,290        1,763,986
Schweizerischer Bankgesellschaft (Banks)                                   1,300        1,346,852
Schweizerischer Bankverein (Banks)                                         6,450        2,285,367
SMH AG Neuenburg (Manufacturing)                                             675          433,782
SOC Gen de Surveillance Holdings (Business Services)                         170          295,267
Swissair-Schweiz Luftverkehr (Transportation)                                750          519,106
Zurich Versicherungs (Insurance)                                             870        1,093,261
                                                                                   --------------
                                                                                       33,951,301
                                                                                   --------------
UNITED KINGDOM (31.6%)
Abbey National PLC (Insurance)                                           210,000        1,563,226
Allied Colloids Group PLC (Chemicals)                                    582,000        1,143,264
Argos (Retail)                                                           129,000          886,401
Argyll Group PLC (Retail)                                                300,000        1,600,923
Bass PLC (Food & Beverages)                                              161,000        1,540,345
BAT Industries PLC (Tobacco)                                             392,000        3,005,313
BET PLC (Multi-Industry)                                                 407,000          796,262
BICC (Electrical Equipment)                                              141,000          666,089
BOC Group PLC (Chemicals)                                                 71,800          917,057
BPB Industries PLC (Construction Materials)                              129,000          637,100
British Gas PLC (Utilities)                                              387,120        1,782,587
British Petroleum PLC (Energy Sources)                                   352,723        2,527,465
British Telecommunications PLC (Telecommunications)                      831,135        5,182,200
British Tyre & Rubber PLC  (Multi-Industry)                              406,264        2,064,599
Cable & Wireless PLC (Telecommunication Services)                        203,000        1,388,421
Caradon PLC (Containers & Glass)                                         237,000          889,645
Carlton Communications PLC (Broadcasting)                                 47,000          712,065
Chubb Security (Business Services)                                       173,600          867,034
Coats Viyella PLC (Apparel & Textiles)                                   188,000          556,195
Dalgety PLC (Food & Beverages)                                           156,000        1,091,777
Forte (Leisure Time)                                                     278,000        1,005,965
General Electric Co. PLC (Electrical Equipment)                          206,000        1,005,917

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Glaxo Wellcome PLC (Health & Personal Care)                              405,900     $  4,980,942
Glynwed International PLC (Industrial Machinery)                         177,700          920,015
Granada Group PLC (Leisure Time)                                         115,000        1,115,795
Grand Metropolitan PLC (Multi-Industry)                                  253,301        1,553,166
Guardian Royal Exchange PLC (Insurance)                                  597,000        1,960,880
Guinness PLC (Food & Beverages)                                          233,000        1,752,966
Hanson Trust PLC (Multi-Industry)                                        453,000        1,581,573
Hillsdown Holdings PLC (Food & Beverages)                                442,000        1,272,499
HSBC Holdings (Banks)                                                    169,000        2,181,382
Inchcape PLC (Business Services)                                         173,000          814,506
Kingfisher (Retail)                                                      232,300        1,568,496
Land Securities PLC (Real Estate)                                         90,000          870,367
Lloyds Bank PLC (Banks)                                                  297,000        2,945,435
Marks & Spencer PLC (Retail)                                             163,200        1,048,716
MEPC (Real Estate)                                                       108,000          657,070
MFI Furniture Group (Household Products)                                 390,000          725,783
Nationall Westminster Bank (Banks)                                        98,000          851,869
NFC PLC (Trucking & Freight Forwarding)                                  196,000          500,366
Norweb (Electric Utilities)                                               81,000          872,228
Peninsular & Orient Steam Navigation Company (Transportation)             89,000          818,936
Pearson PLC (Broadcasting)                                               117,382        1,110,900
Powergen PLC (Electric Utilities)                                        106,170          814,809
Racal Electronics (Electronics)                                          219,000          893,487
Reckitt & Colman (Food & Beverages)                                      182,150        1,926,670
Redland PLC (Construction Materials)                                     169,000        1,106,148
Reuters Holdings (Publishing)                                            225,000        1,873,509
Rexam PLC(Paper)                                                         133,000        1,020,717
Rolls Royce (Automobiles)                                                402,000        1,115,779
Royal Bank of Scotland PLC (Banks)                                       240,000        1,631,939
Rtz Corp (Non-Ferrous Metals)                                            121,865        1,588,490
Scottish Hydro Electric PLC (Electric Utilities)                         137,000          695,133
Sears Holdings (Retail)                                                  791,350        1,252,415
Shell Transport & Trading  Co. (Energy Sources)                          260,300        3,111,428
Smithkline Beecham, Series A (Health & Personal Care)                    226,000        2,045,395
Smiths Industries PLC (Industrial Machinery)                              85,000          701,010
Standard Chartered Bank (Banks)                                          256,000        1,360,013
Storehouse PLC (Retail)                                                   99,000          423,588
Sun Alliance Group PLC (Insurance)                                       259,000        1,384,190
Tarmac PLC (Construction Materials)                                      473,000          846,389
Tesco PLC (Merchandising)                                                306,200        1,412,407
Thorn Emi PLC (Household Products)                                        38,000          786,957
Tomkins (Multi-Industry)                                                 300,000        1,071,258


    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Unilever PLC (Household Products)                                         49,665     $  1,005,228
United Biscuits PLC (Food & Beverages)                                   211,000        1,075,640
Vickers PLC (Industrial Machinery)                                       238,000          781,724
Vodafone Group PLC (Telecommunications)                                  135,000          501,392
Welsh Water (Business Services)                                          138,860        1,467,671
Willis Corroon Group PLC (Insurance)                                     360,000          858,915
Yorkshire Electricity Group (Electrical Equipment)                        81,600          895,562
Yorkshire Water (Business Services)                                      127,000        1,163,544
Zeneca Group (Health & Personal Care)                                     44,000          742,898
                                                                                   --------------
                                                                                       97,488,045
                                                                                   --------------
UNITED STATES (0.0%)*
U S Industries Inc. (Multi-Industry)                                       4,530           61,721
                                                                                   --------------
  Total Common Stocks (cost $270,519,753)                                             288,551,735
                                                                                   --------------
PREFERRED STOCKS (1.1%)
AUSTRIA (0.4%)
Creditanstalt Bank (Banks)                                                14,700          846,684
Bau Holdings AG (Construction & Housing)                                   6,190          298,696
                                                                                   --------------
                                                                                        1,145,380
                                                                                   --------------
GERMANY (0.6%)
Fresenius AG (Chemicals)                                                     690          465,522
Rheinisch Westfalisches Elektrizitaetswerk AG (Electric Utilities)         3,240          891,240
GEA AG (Industrial Machinery)                                              1,600          513,703
                                                                                   --------------
                                                                                        1,870,465
                                                                                   --------------
ITALY (0.1%)
Fiat SPA (Automobiles)                                                   200,000          435,141
                                                                                   --------------
  Total Preferred Stocks (cost $3,514,845)                                              3,450,986
                                                                                   --------------
CONVERTIBLE BONDS (0.1%)
FRANCE (0.1%)
Sanofi 4.00% due 01/01/00 (Pharmaceuticals)                              350,000          229,207
                                                                                   --------------
GERMANY (0.0%)*
Commerzbank AG 8.00% due 01/06/07 (Banks)                                  3,000            2,533
                                                                                   --------------
  Total Convertible Bonds (cost $225,398)                                                 231,740
                                                                                   --------------
WARRANTS (0.0%)*
SWITZERLAND (0.0%)*
Holderbank Financiere Glaris, Expiring 12/20/95 (Financial Services)       6,135            8,258
                                                                                   --------------

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995

-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------------
UNITED KINGDOM (0.0%)*
British Tyre & Rubber, Expiring 97 (Multi-Industry)                        4,707     $      4,792
British Tyre & Rubber, Expiring 98 (Multi-Industy)                         1,899              816
                                                                                   --------------
                                                                                            5,608
                                                                                   --------------
  Total Warrants (cost $7,029)                                                             13,866
                                                                                   --------------
                                                                       PRINCIPAL
                                                                         AMOUNT
TIME DEPOSIT (4.8%)                                                      (IN US
UNITED STATES (4.8%)                                                    DOLLARS)
                                                                      -----------
State Street Cayman Islands 5.75% due 07/03/95 (Financial Services)
   (cost $14,850,000)                                                 14,850,000       14,850,000
                                                                                   --------------
TOTAL INVESTMENTS (cost $289,117,025) (99.5%)                                         307,098,327
OTHER ASSETS NET OF LIABILITIES (0.5%)                                                  1,694,248
                                                                                   --------------
NET ASSETS (100.0%)                                                                  $308,792,575
                                                                                   --------------
                                                                                   --------------

Note:
The cost of investments for Federal Income Tax purposes at June 30, 1995, was $289,117,025, the aggregate gross unrealized appreciation and depreciation of investments was $19,831,295 , and $1,849,993, respectively, resulting in net unrealized appreciation of $17,981,302.

*Less than 0.1%

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $289,117,025)                           $307,098,327
Foreign Currency, at Value (Cost $4,870,524)                          4,890,191
Cash                                                                        383
Receivable for Investments Sold                                       1,486,998
Dividends and Interest Receivable                                     1,198,780
Deferred Organizational Expenses                                         31,283
                                                                   ------------
         Total Assets                                               314,705,962
                                                                   ------------

LIABILITIES
Payable for Investments Purchased                                     5,602,462
Unrealized Depreciation on Open Spot Foreign Currency Contracts             501
Advisory Fee Payable                                                    175,626
Financial and Fund Accounting Services Fee Payable                       60,938
Custody Fee Payable                                                      33,145
Organizational Expense Payable                                            5,228
Fund Services Fee Payable                                                 1,645
Administration Fee Payable                                                1,460
Accrued Expenses                                                         32,382
                                                                   ------------
       Total Liabilities                                              5,913,387
                                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                      $308,792,575
                                                                   ------------
                                                                   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of Foreign Withholding
 Tax of $1,099,045)                                  $3,256,173
Interest (Net of Foreign Withholding Tax of $11)         61,141
                                                     ----------
   Investment Income                                                 $3,317,314
EXPENSES
Advisory Fee                                            478,048
Custodian Fees and Expenses                             183,865
Financial and Fund Accounting Services Fees              60,938
Professional Fees                                        26,880
Fund Services Fee                                         6,523
Administration Fee                                        4,467
Trustees' Fees and  Expenses                              3,832
Amortization of Organizational Expenses                   1,717
                                                     ----------
Miscellaneous                                             3,456
   Total Expenses                                                       769,726
                                                                    -----------
NET INVESTMENT INCOME                                                 2,547,588

NET REALIZED GAIN ON
Investment Transactions                               1,764,260
Foreign Currency Contracts and Foreign Exchange
 Transactions                                            28,173
                                                     ----------
   Net Realized Gain                                                  1,792,433

NET CHANGE IN UNREALIZED APPRECIATION OF
Investments                                          17,981,302
Foreign Currency Contracts and Foreign Exchange
 Translations                                            69,967
                                                     ----------
   Net Change in Unrealized Appreciation                             18,051,269
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $22,391,290
                                                                    -----------
                                                                    -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                              MARCH 28, 1995
                                                             (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                               JUNE 30, 1995
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                            $  2,547,588
Net Realized Gain on Investments and Foreign Currency
  Transactions                                                      1,792,433
Net Change in Unrealized Appreciation of Investments and
  Foreign Currency Translations                                    18,051,269
                                                                 ------------
Net Increase in Net Assets Resulting from Operations               22,391,290
                                                                 ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                     314,269,480
Withdrawals                                                       (27,868,395)
                                                                 ------------
Net Increase from Investors' Transactions                         286,401,085
                                                                 ------------
   Total Increase in Net Assets                                   308,792,375
NET ASSETS
Beginning of Period                                                       200
                                                                 ------------
End of Period                                                    $308,792,575
                                                                 ------------
                                                                 ------------
--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
                                                              FOR THE PERIOD
                                                              MARCH 28, 1995
                                                             (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                              JUNE 30, 1995
                                                                (UNAUDITED)
                                                            -------------------
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                           1.05%*
   Net Investment Income                                              3.46%*
Portfolio Turnover                                                      15%
------------------------------------------------------------
*       Annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The European Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a Trust organized under the laws of the State of New York on June 24, 1994, and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company. The Portfolio commenced operations on March 28, 1995 and received a contribution of certain assets and liabilities, including securities, with a cost and value of $269,794,577 on that date from the JPM Europe Fund, Ltd., in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

   The following is a summary of the significant accounting policies of the
   Portfolio:

   a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

       Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

       Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 1995
--------------------------------------------------------------------------------
       The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1995 the Portfolio had open foreign forward and spot currency contracts as follows:

   SUMMARY  OF  OPEN  CONTRACTS                               U.S. DOLLAR   NET UNREALIZED
                                                               VALUE AT      APPRECIATION
                                                   PROCEEDS    06/30/95     (DEPRECIATION)
                                                   --------   -----------   ---------------
     FOREIGN CURRENCY SALE CONTRACTS
   ---------------------------------
   Belgian Franc, 21,510,066, expiring 07/05/95    $756,588     $757,226          $(638)

                                                     COST
                                                   --------
     FOREIGN CURRENCY BUY CONTRACTS
   --------------------------------
   Danish Krone, 1,600,000, expiring 07/05/95       296,132      296,269            137
                                                                                  ------
   Net Unrealized Depreciation on Foreign Forward and Spot Currency Contracts     $(501)
                                                                                  ------

   d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   e) The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   f) The Portfolio incurred organization expenses in the amount of $33,000. These costs were deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period from the commencement of operations.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the period ended June 30, 1995 such fees amounted to $478,048.

   b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the period ended June 30, 1995 such expenses amounted to $4,467.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 1995
--------------------------------------------------------------------------------
   c) The Portfolio has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio. The Services Agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses of the Portfolio, excluding the advisory fee, custody expenses, fund services fee, and brokerage costs, exceed the expense limit of 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% on the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily assets and 0.03% of net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreements. For the period ended
       June 30, 1995, Morgan's fee amounted to $60,938. Effective September 1, 1995 the Services Agreement will be terminated. The oversight services that were provided under the Services Agreement will continue to be provided by Morgan without any fee to the Fund until such time as a new agreement is put into place.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $6,523 for the period ended June 30, 1995.

   e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and their corresponding Portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

3. INVESTMENT TRANSACTIONS

   Investment transactions (excluding short-term investments) for the period were as follows:

               COST OF PURCHASES             PROCEEDS FROM SALES
               -----------------             -------------------
                  $46,439,338                    $42,534,751

                         THE JAPAN EQUITY PORTFOLIO

                            Financial Statements
                                June 30, 1995
                                 (unaudited)

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------


SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (90.3%)

BASIC INDUSTRIES (10.0%)
 ALUMINUM (0.2%)
    Showa Aluminium Co.                                180,000     $    734,824
                                                                   ------------
 CHEMICALS (3.9%)
    Daido Hoxan Inc.                                   210,000        1,305,764
    Daiso Co.                                          262,000        1,060,303
    Kumiai Chemical Industrial Co.                     250,000        1,460,091
    Mitsui Toatsu Chemicals Inc.                     1,000,000        3,681,199
    Nichiban Co. Ltd.                                   29,000          156,711
    Nippon Steel Corp.                                 354,000        1,315,675
    Toyo Ink Manufacturing Co.                         167,000          926,081
    UBE Industries                                     950,000        3,317,798
                                                                   ------------
                                                                     13,223,621
                                                                   ------------

 CONTAINERS & GLASS (0.6%)
    Central Glass Co. Ltd.                             400,000        1,359,212
    Ishizuka Glass Co. Ltd.                            150,000          775,176
                                                                   ------------
                                                                      2,134,387
                                                                   ------------

 NON-FERROUS METALS (1.0%)
    Fuji Denki Reiki                                   129,000        1,401,793
    Mitsubishi Materials Corp.                         450,000        2,017,580
                                                                   ------------
                                                                      3,419,373
                                                                   ------------

 PAPER (1.4%)
    Mitsubishi Pencil Co. Ltd.                          10,000           82,827
    Nippon Paper Industries                            400,000        2,595,717
    Takasaki Paper Mfg. Co. Ltd.                       569,000        1,550,811
    Tomoegawa Paper Co.                                150,000          573,418
                                                                   ------------
                                                                      4,802,773
                                                                   ------------

 STEEL (2.9%)
    Daido Steel Co. Ltd.                               400,000        1,887,794
    Nippon Kinzoku Co.                                 200,000          861,306
    Sumitomo Metal Industries                        2,706,000        7,055,938
    Toyo Shutter Co. Ltd.                               36,000          242,110
                                                                   ------------
                                                                     10,047,148
                                                                   ------------
      Total Basic Industries                                         34,362,126
                                                                   ------------

CAPITAL GOODS (13.6%)
 BUILDING CONSTRUCTION (0.8%)
    Matsui Construction Co. Ltd.                        11,000           96,561
    S.X.L. Corporation                                 170,000        1,827,267
    Sanyo Industries                                   117,000          760,628
                                                                   ------------
                                                                      2,684,455
                                                                   ------------

 CONSTRUCTION & MINING EQUIPMENT (0.6%)
    Daito Trust Construction Co. Ltd.                  210,000        1,982,184
                                                                   ------------

 ELECTRICAL EQUIPMENT (5.9%)
    Hitachi                                            566,000        5,642,971
    Mitsubishi Cable Industries                        100,000          576,957
    Mitsubishi Elec Corp. Ltd.                         550,000        3,867,618
    NEC Corp.                                          605,000        6,631,408


   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       1

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

 ELECTRICAL EQUIPMENT (CONTINUED)
    Nippon Columbia Co. Ltd.                           290,000     $  1,666,332
    Ryosan Co. Ltd.                                     45,000        1,061,884
    Sanden Corp.                                         5,000           24,305
    Toshiba Engineering & Construction Co.              90,000          738,010
                                                                   ------------
                                                                     20,209,486
                                                                   ------------

 INDUSTRIAL MACHINERY (6.4%)
    Daikin Industries                                  400,000        3,218,689
    Eagle Industry Co.                                  48,000          294,496
    Ishikawajima-Harima Heavy Industries             1,506,000        5,917,031
    Kitz Corp.                                         250,000        1,091,381
    Minebea Co.                                        330,000        2,118,105
    Mory Industries                                     44,000          275,146
    Nikkiso Co.                                        200,000        1,366,291
    NSK                                                300,000        1,730,871
    Okamura Corp                                       300,000        2,145,006
    Tochigi-Fuji Sangyo Co. Ltd.                       123,000          943,307
    Tokyo Seimitsu Co.                                  80,000          934,458
    Toshiba Corp.                                      300,000        1,900,773
                                                                    -----------
                                                                     21,935,555
                                                                   ------------
      Total Capital Goods                                            46,811,681
                                                                   ------------

CONSUMER BASICS (5.5%)
 DRUGS & HEALTH CARE (1.9%)
    Chugai Pharmaceutical Co.                          160,000        1,619,727
    Daiichi Pharmaceutical Co.                         181,000        2,648,103
    Fujirebio Inc.                                     100,000          772,816
    Kaken Pharmaceutical Co.                             4,000           37,992
    Lion Corporation                                   250,000        1,445,342
                                                                   ------------
                                                                      6,523,981
                                                                   ------------

 FOOD & BEVERAGES (3.2%)
    Hokkaido Can Co. Ltd.                              213,000        1,676,255
    Itoham Foods Inc.                                  270,000        2,070,674
    Japan Tobacco Inc.                                     200        1,788,685
    Morinaga Milk Industry Co. Ltd.                    308,000        1,435,432
    Morozoff                                            71,000          286,496
    Nippon Suisan Kaisha                               500,000        2,365,642
    Snow Brand Milk Products Co. Ltd.                  202,000        1,584,921
                                                                   ------------
                                                                     11,208,106
                                                                   ------------

 HOUSEHOLD PRODUCTS (0.2%)
    Uni-Charm Corp.                                     30,000          587,576
                                                                   ------------

 RETAIL GROCERY (0.2%)
    Kasumi Co.                                          76,000          654,593
                                                                   ------------
      Total Consumer Basics                                          18,974,255
                                                                   ------------

CONSUMER DURABLE GOODS (7.0%)
 AUTO PARTS (0.6%)
    Fuji Heavy Industries                               30,000          111,498
    Nissan Diesel Motor Co.                            221,000          998,679


   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       2

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

 AUTO PARTS (CONTINUED)
    Toyota Auto Body Co. Ltd.                          100,000     $    825,910
                                                                  -------------
                                                                      1,936,086
                                                                  -------------

 AUTOMOBILES (3.2%)
    Honda Motor Co.                                    442,000        6,779,541
    Mitsubishi Motors Corp.                            382,000        3,150,469
    Shinmaywa Industries Ltd.                           76,000          637,555
    Tokyu Car Corp.                                    125,000          578,137
                                                                  -------------
                                                                     11,145,702
                                                                  -------------

 HOUSEHOLD APPLIANCES FURNISHINGS (3.2%)
    Matsushita Electric Industries Co. Ltd.            430,000        6,696,950
    Pioneer Electronic Corp.                            24,000          407,764
    Sony Corp.                                          80,000        3,841,661
                                                                  -------------
                                                                     10,946,375
                                                                  -------------
      Total Consumer Durable Goods                                   24,028,164
                                                                  -------------

CONSUMER NON-DURABLE GOODS (6.6%)
 APPAREL & TEXTILES (1.1%)
    Kurabo Industries                                  450,000        1,624,683
    Marutomi Group Co.                                  70,000          664,858
    Tomiya Apparel Co.                                 229,000        1,472,538
                                                                  -------------
                                                                      3,762,079
                                                                  -------------

 LIQUOR (0.2%)
    Chuo Spring Co.                                    150,000          768,096
                                                                  -------------

 PHOTOGRAPHY (1.2%)
    Konica Corporation                                 230,000        1,408,412
    Minolta Co.                                        704,000        2,574,951
                                                                  -------------
                                                                      3,983,364
                                                                  -------------

 RETAIL TRADE (3.5%)
    Daiei Inc.                                         200,000        2,430,535
    Izumiya Co. Ltd.                                   147,000        2,376,143
    Mitsukoshi Ltd.                                    250,000        1,787,505
    Nagasakiya Co.                                     302,000        1,357,584
    Nichii Co. Ltd.                                    152,000        1,651,726
    Parco Co.                                          110,000        1,162,881
    Takashimaya Co. Ltd.                               100,000        1,345,053
                                                                  -------------
                                                                     12,111,427
                                                                  -------------

 TOY AMUSEMENTS SPORTING GOODS (0.6%)
    Mizuno Corp.                                        14,000          127,190
    Yamaha Corp.                                       183,000        1,997,227
                                                                  -------------
                                                                      2,124,417
                                                                  -------------
      Total Non-Consumer Durable Goods                               22,749,384
                                                                  -------------

CONSUMER SERVICES (0.7%)
 AIR TRAVEL (0.1%)
    Shin Nippon Air Technologies Co.                    10,000          130,966
                                                                  -------------

 LEISURE TIME (0.6%)
    Japan Airport Terminals                             80,000          943,897



   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       3

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

 LEISURE TIME (CONTINUED)
    Kinki Nippon Tourist Co. Ltd.                      192,000     $  1,420,376
                                                                   ------------
                                                                      2,364,274
                                                                   ------------
      Total Consumer Services                                         2,495,239
                                                                   ------------

ENERGY (1.8%)
 INTERNATIONAL OIL (1.5%)
    Cosmo Oil Company Ltd.                             900,000        5,086,426
                                                                   ------------

 PETROLEUM SERVICES (0.3%)
    Hokuriku Gas Co.                                   204,000          924,264
                                                                   ------------
      Total Energy                                                    6,010,690
                                                                   ------------

FINANCE (22.4%)
 BANKS (15.4%)
    Bank Of Ryukyus                                     40,000        1,722,612
    Daiichi Kangyo Bank Ltd.                           300,000        5,415,610
    Daiwa Bank                                         654,000        5,903,015
    Fukui Bank                                         600,000        3,221,049
    Hokkaido Takushoku Bank                            790,000        2,162,468
    Hyakugo Bank                                       400,000        2,808,094
    Industrial Bank of Japan Ltd.                      230,000        5,997,286
    Juroku Bank                                        170,000        1,099,168
    Kita-Nippon Bank                                    15,000          973,394
    Kyushu Bank                                         96,000          446,275
    Miyazaki Bank                                      153,000        1,079,512
    Nanto Bank Ltd.                                    201,000        1,735,968
    Nippon Credit Bank                                 447,000        2,215,091
    Sakura Bank Ltd.                                   426,000        4,448,233
    Shiga Bank Ltd.                                    150,000        1,044,186
    Sumitomo Bank Ltd.                                 390,000        6,764,203
    Suruga Bank Ltd.                                   103,000          771,695
    Tokai Bank  Ltd.                                    87,000          964,899
    Yasuda Trust & Banking Co. Ltd.                    658,000        4,308,772
                                                                   ------------
                                                                     53,081,529
                                                                   ------------

 FINANCIAL SERVICES (0.7%)
    Daiwa Securities Co. Ltd.                           75,000          791,104
    Diamond Lease Co.                                  100,000        1,486,638
                                                                   ------------
                                                                      2,277,742
                                                                   ------------

 INSURANCE (2.5%)
    Chiyoda Fire & Marine Insurance Co. Ltd.           202,000        1,136,853
    Chuo Trust & Banking Co.                           275,000        3,114,860
    Koa Fire & Marine Insurance Co. Ltd.               150,000          920,300
    Tokio Marine & Fire Insurance Co. Ltd.             304,000        3,486,378
                                                                   ------------
                                                                      8,658,392
                                                                   ------------

 INVESTMENT COMPANIES (3.8%)
    Marubeni Corp.                                     550,000        2,796,885
    Nomura Securities Co. Ltd.                         588,000       10,267,713
                                                                   ------------
                                                                     13,064,598
                                                                   ------------
      Total Finance                                                  77,082,261
                                                                   ------------


   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       4

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

GENERAL BUSINESS (1.0%)
 BROADCASTING (0.5%)

    Gakken Co. Ltd.                                    303,000     $  1,862,580
                                                                   ------------

 BUSINESS SERVICES (0.5%)
    Intec Inc.                                          50,000          601,734
    Itochu Warehouse Co.                                47,000          221,816
    Nippon Koshuha Steel Co.                           320,000          819,303
                                                                   ------------
                                                                      1,642,853
                                                                   ------------
      Total General Business                                          3,505,433
                                                                   ------------

MISCELLANEOUS (4.8%)
 CONGLOMERATES (2.6%)
    Aichi Corp.                                        150,000        1,265,412
    Asatsu Inc.                                         30,000          959,235
    Kanematsu Corp.                                  1,206,000        4,553,360
    Tokai Rika Denki Co.                               100,000          998,171
    Topy Industries Co. Ltd.                           230,000        1,006,784
                                                                   ------------
                                                                      8,782,963
                                                                   ------------
 MISCELLANEOUS (1.1%)
    Fuji Distribution Co.                              100,000          526,223
    Itoki Crebio Corp.                                 120,000          891,983
    Kansai Supermarket                                  70,000          635,951
    Matsumoto Yushi Seiyaku Co.                         19,000          462,923
    Shin Nippon Machinery                               50,000          352,782
    Shinobu Foods Products Co.                          85,000          807,327
                                                                   ------------
                                                                      3,677,187
                                                                   ------------
 PETROLEUM SERVICES (0.1%)
    Toyoda Machine Works Ltd.                           57,000          404,189
                                                                   ------------

 REAL ESTATE (1.0%)
    Mitsui Fudosan Co. Ltd.                            245,000        2,806,855
    Tokyu Land Corp.                                   155,000          658,368
                                                                   ------------
                                                                      3,465,223
                                                                   ------------
      Total Miscellaneous                                            16,329,562
                                                                   ------------

SHELTER (5.7%)
 CONSTRUCTION MATERIALS (2.4%)
    Achilles Corp.                                     639,000        2,344,747
    Nichiei Co.                                        150,000          601,734
    Nichiei Construction Co.                           184,000        1,515,332
    Toyo Construction Co.                              700,000        3,658,781
                                                                   ------------
                                                                      8,120,595
                                                                   ------------

 FOREST PRODUCTS (1.0%)
    Sumitomo Forestry Co.                              200,000        3,327,237
                                                                   ------------

 HOMEBUILDERS (2.3%)
    Daiwa Danchi Co.                                   150,000          755,708
    Katsumura Construction Co.                         150,000          796,413


   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       5

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

 HOMEBUILDERS (CONTINUED)
    Mitsui Home Co. Ltd.                                70,000     $    999,351
    Okumura Corp.                                      400,000        3,799,186
    Yokogawa Bridge Corp.                              120,000        1,628,223
                                                                   ------------
                                                                      7,978,880
                                                                   ------------
      Total Shelter                                                  19,426,712
                                                                   ------------

TECHNOLOGY (1.7%)
 COMPUTERS & BUSINESS EQUIPMENT (1.3%)
    Ricoh Corp. Ltd.                                   410,000        3,521,680
    Tec Corporation                                    174,000          687,747
    Uchida Yoko Co.                                     70,000          335,319
                                                                   ------------
                                                                      4,544,747
                                                                   ------------

 ELECTRONICS (0.3%)
    Alps Electric Co. Ltd.                              50,000          523,863
    Clarion Co.                                        125,000          479,323
                                                                   ------------
                                                                      1,003,186
                                                                   ------------

 SOFTWARE (0.1%)
    Hitachi Software Engineering Co.                    16,000          334,140
                                                                   ------------
      Total Technology                                                5,882,072
                                                                   ------------

TRANSPORTATION (4.5%)
 RAILROADS & EQUIPMENT (3.4%)
    East Japan Railway Co.                               1,100        5,645,685
    Nagoya Railroad Co. Ltd.                            71,000          375,293
    Nishi Nippon Railroad                              454,000        2,078,367
    Sagami Railway Co.                                 209,000          976,509
    Tobu Railway Co.                                   148,000          923,745
    Zexel Corporation                                  250,000        1,687,216
                                                                   ------------
                                                                     11,686,815
                                                                   ------------

 TRUCKING & FREIGHT FORWARDING (1.1%)
    Kawasaki Kisen Kaisha Ltd.                         550,000        1,427,644
    Nippon Express Co. Ltd.                            150,000        1,380,450
    Nippon Road Co. Ltd.                                20,000          198,218
    Senko Co. Ltd.                                     136,000          826,382
                                                                   ------------
                                                                      3,832,694
                                                                   ------------
      Total Transportation                                           15,519,509
                                                                   ------------

UTILITIES (5.0%)
 ELECTRIC UTILITIES (3.5%)
    Kanagawa Chuo Kotsu                                 60,000          387,234
    Shikoku Electric Power Inc.                        180,000        5,012,094
    Tohoku Electric Power Co. Inc.                     240,000        6,654,475
                                                                   ------------
                                                                     12,053,802
                                                                   ------------

 GAS & PIPELINES (0.5%)
    Osaka Gas Co. Ltd.                                 488,000        1,802,183
                                                                   ------------

 TELEPHONE (1.0%)
    Kokusai Denshin Denwa                               40,000        3,280,042
                                                                   ------------
      Total Utilities                                                17,136,027
                                                                   ------------


   The Accompanying Notes are an Integral Part of the Financial Statements.
                                       6

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

SECURITY NAME                                          SHARES           VALUE
-------------------------------------------------------------------------------

      TOTAL COMMON STOCKS (COST $ 324,281,177)                     $310,313,114
                                                                   ------------

                                                 PRINCIPAL AMOUNT
                                                 ----------------

CONVERTIBLE BONDS (5.7%)
    Bank of Tokyo Cayman Finance  4.25%
      Due March 31, 2003                          $650,000,000        8,608,637
    Daiwa International Finance  5.65%
      Due August 30, 1996                            1,300,000        1,794,813
    Hitachi Ltd.  2.70%
      Due March 31, 1997                            72,000,000          940,405
    Toyota Motor Corp  1.70%
      Due May 31, 1996                             220,000,000        3,075,925
    Yamanouchi Pharmaceuticals  1.25%
      Due March 31, 2014                           450,000,000        5,316,058
                                                                   ------------
      TOTAL CONVERTIBLE BONDS (COST $ 17,861,566)                    19,735,837
                                                                   ------------

SHORT TERM INVESTMENTS (6.4%)
 EURO-DOLLAR TIME DEPOSITS (6.4%)
                                                 PRINCIPAL AMOUNT
                                                 ----------------
    State Street Cayman Island Time Deposit,
      5.750% due 07/03/95                            5,059,000        5,059,000
    State Street Cayman Island Time Deposit,
      5.875% due 07/03/95                            6,000,000        6,000,000
    State Street Cayman Island Time Deposit,
      5.875% due 07/05/95                            6,000,000        6,000,000
    State Street Cayman Island Time Deposit,
      6.000% due 07/07/95                            5,000,000        5,000,000
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS (COST $ 22,059,000)               22,059,000
                                                                   ------------

CURRENCY (0.9%)
                                                   LOCAL VALUE
                                                   -----------
    Japanese Yen                                   235,605,053        2,779,837
    Swiss Franc                                        196,217          170,401
                                                                   ------------
      TOTAL CURRENCY (COST $ 2,958,088)                               2,950,238
                                                                   ------------

TOTAL INVESTMENTS (103.3%)
 (COST $367,159,831)                                                355,058,189
OTHER ASSETS NET OF LIABILITIES (-3.3%)                            (11,171,776)
                                                                   ------------
NET ASSETS                                                         $343,886,413
                                                                   ------------
                                                                   ------------

   The Accompanying Notes are an Integral Part of the Financial Statements.
                                         7

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $342,142,743)                           $330,048,951
Short Term Investments (Cost $22,059,000)                            22,059,000
Foreign Currency, at Value (Cost $2,958,088)                          2,950,238
Cash                                                                        619
Unrealized Appreciation on Open Forward Foreign Currency Contracts       20,294
Receivable for Investments Sold                                       6,718,415
Dividends and Interest Receivable                                     1,257,186
Deferred Amortization Expense                                            31,283
Prepaid Expense                                                             511
                                                                   ------------
     Total Assets                                                   363,086,497
                                                                   ------------

LIABILITIES
Payable for Investments Purchased                                    18,848,547
Advisory Fee Payable                                                    207,680
Financial and Fund Accounting Services Fee Payable                       88,957
Custody Fee Payable                                                      26,105
Organization Fee Payable                                                  3,488
Fund Services Fee Payable                                                 2,026
Accrued Expenses                                                         23,281
                                                                   ------------
     Total Liabilities                                               19,200,084
                                                                   ------------

NET ASSETS
Applicable to Investor's Beneficial Interests                      $343,886,413
                                                                   ------------
                                                                   ------------


  The Accompanying Notes are an Integral Part of the Financial Statements.
                                       8

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD MARCH 28,1995 (COMMENCEMENT OF OPERATIONS) TO JUNE 30,1995
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of Foreign Withholding Tax $278,532)  $  1,114,126
Interest (Net of Foreign Withholding Tax of $4,009)       379,987
                                                     ------------
     Investment Income                                              $ 1,494,112

EXPENSES
Advisory Fee                                              596,224
Custodian Fees and Expenses                               146,763
Financial and Fund Accounting Services Fees                88,957
Professional Fees                                          18,340
Fund Services Fee                                           8,314
Administration Fee                                          5,573
Trustees' Fees and  Expenses                                2,709
Amortization of Organization Expense                        1,717
Miscellaneous                                               2,175
                                                     ------------
     Total Expenses                                                     870,772
                                                                   ------------
NET INVESTMENT INCOME                                                   623,340

NET REALIZED GAIN (LOSS) ON
Investment Transactions                                 3,416,971
Foreign Currency Contracts and Foreign
 Exchange Transactions                                (70,986.00)
                                                      -----------
     Net Realized Loss                                                3,345,985

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
Investments                                          (12,093,793)
Foreign Currency Contracts and Foreign
 Exchange Translations                                     26,288
                                                      -----------
     Net Change in Unrealized Appreciation (Depreciation)          (12,067,505)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(8,098,180)
                                                                   ------------
                                                                   ------------


  The Accompanying Notes are an Integral Part of the Financial Statements.
                                       9

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------


                                                           FOR THE PERIOD
                                                            MARCH 28,1995
                                                          (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                             JUNE 30, 1995
                                                              (UNAUDITED)
                                                           ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                        $    623,340
Net Realized Gain (Loss) on Investments and Foreign Currency
  Transactions                                                  3,345,985
Net Change in Unrealized Appreciation (Depreciation) of
  Investments and Foreign Currency Translations               (12,067,505)
                                                            --------------
      Net Decrease in Net Assets Resulting from Operations     (8,098,180)
                                                            --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                 375,592,803
Withdrawals                                                   (23,608,410)
                                                            --------------
     Net Increase from Investors' Transactions                 351,984,393
                                                            --------------
     Total Increase in Net Assets                              343,886,213

NET ASSETS
Beginning of Period                                                    200
                                                            ---------------
End of Period                                                 $343,886,413
                                                            ---------------
                                                            ---------------

-------------------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------------------

                                                           FOR THE PERIOD
                                                           MARCH 28, 1995
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                            JUNE 30, 1995
                                                              (UNAUDITED)
                                                           --------------

Ratios to Average Net Assets
     Expenses                                                   0.95%
     Net Investment Income                                      0.68%
Portfolio Turnover                                                27%

--------------
* Annualized.


  The Accompanying Notes are an Integral Part of the Financial Statements.
                                      10

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        The Japan Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust under the laws of the State of New York on June 24, 1994 and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, non-diversified, open-end management investment company. The Portfolio commenced operations on March 28,1995 and received a contribution of certain assets and liabilities, including securities, with a cost and value of $310,796,782.18 on that date from the Japan Equity Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

     The following is a summary of the significant accounting policies of the
Portfolio:

     a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

        Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

     b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

        Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     c) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1995
-------------------------------------------------------------------------------

        The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1995 the Portfolio had open foreign currency contracts as follows:


SUMMARY OF OPEN CONTRACTS                                   U.S. DOLLAR     NET UNREALIZED
                                                             VALUE AT        APPRECIATION
                                                    COST      06/30/95       (DEPRECIATION)
                                                    ----     -----------    ---------------

FOREIGN CURRENCY BUY CONTRACTS
------------------------------
Japanese Yen, 679,730,000 expiring 07/03/95    $8,000,000   $8,020,294      $20,294
                                                                            -------
Net Unrealized Appreciation on Foreign Currency Contracts                   $20,294
                                                                            -------

     d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

     e) The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

     g) The Portfolio invests primarily in foreign securities. Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Portfolio by domestic companies.

     h) The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

2.  TRANSACTIONS WITH AFFILIATES

     a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.65% f the Portfolio's average daily net assets. For the period ended June 30, 1995 such fees amounted to $596,224.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 1995
-------------------------------------------------------------------------------

     b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.006 of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the period ended June 30, 1995 such expenses amounted to $5,573.

     c) The Portfolio has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio. The Services Agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses of the Portfolio, excluding the advisory fee, custody expenses, fund services fee, and brokerage costs, exceed the expense limit of 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% on the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily assets and 0.03% of net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreements. For the period ended June 30,1995, Morgan's fee amounted to $88,957. Effective September 1, 1995 the Services Agreement will be terminated. The oversight services that were provided under the Services Agreement will continue to be provided by Morgan without any fee to the Fund until such time as a agreement is put into place.

     d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $8,314 for the period ended
        June 30, 1995.

     e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and their corresponding portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

3.  INVESTMENT TRANSACTIONS

    Investment transactions (excluding short-term investments) for the period were as follows:


                 COST OF PURCHASES        PROCEEDS FROM SALES
                 -----------------        -------------------

                    $119,566,684              $89,250,236
